Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	92 Months Ended	110 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000159123
Average Annual Return [Line Items]
Average Annual Return, Percent	23.55%		4.27%		6.66%
Without Sales Load [Member] | C000159124
Average Annual Return [Line Items]
Average Annual Return, Percent	23.04%		3.84%		6.26%
Without Sales Load [Member] | C000184325
Average Annual Return [Line Items]
Average Annual Return, Percent	23.80%		4.43%	5.39%
Without Sales Load [Member] | C000219341
Average Annual Return [Line Items]
Average Annual Return, Percent	25.01%	13.69%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%		3.93%		6.15%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%		3.93%		6.15%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%		3.93%	4.94%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	9.29%